Shareholder Fees - FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO	Dec. 30, 2023 USD ($)
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none